OPERATING EXPENSES (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expenses [text block] [Abstract]
Regulatory provision charged to income		£ 61
Performance-based Cash Awards	£ 102	£ 116	£ 96